SEGMENT - Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment research and development expenses:
Segment administrative expenses	$ 26,416	$ 8,309
Cash and cash equivalents	190,637		$ 210,632
Segment
Segment research and development expenses:
Direct clinical development expenses	7,979
Employee-related expenses	4,748
Other research and development expenses	1,602
Segment administrative expenses	26,416
Other segment items	(2,877)
Segment net loss	(37,868)
Cash and cash equivalents	190,637
Segment | GIVA
Segment research and development expenses:
Direct clinical development expenses	7,925
Segment | Other oncology
Segment research and development expenses:
Direct clinical development expenses	0
Segment | NovaBridge
Segment research and development expenses:
Direct clinical development expenses	7,925	189
Employee-related expenses	3,408	2,775
Other research and development expenses	1,040	1,107
Segment administrative expenses	23,135	8,309
Other segment items	(2,832)	(3,726)
Segment net loss	(32,676)	(8,654)
Cash and cash equivalents	165,464	165,404
Segment | NovaBridge | GIVA
Segment research and development expenses:
Direct clinical development expenses	7,925	202
Segment | NovaBridge | Other oncology
Segment research and development expenses:
Direct clinical development expenses	0	$ (13)
Segment | Visara
Segment research and development expenses:
Direct clinical development expenses	54
Employee-related expenses	1,340
Other research and development expenses	562
Segment administrative expenses	3,281
Other segment items	(45)
Segment net loss	(5,192)
Cash and cash equivalents	$ 25,173